GOODWILL - Summary of carrying amount of goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Beginning balance		¥ 43,631		¥ 331
Addition	[1]	0		43,300
Accumulated impairment loss		(43,300)		0
Goodwill, net		¥ 331	$ 52	¥ 43,631

[1]	Represent the goodwill in the acquisition of Tianjin Puxin in December, 2020, which was described as Note 3.